Share-based payments	12 Months Ended
Dec. 31, 2017
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
Share-based payments

Notes on the Accounts continued

25 Share-based payments

The Group operates a number of share-based payment arrangements of which the two principal ones are:

Long-Term Incentive Plan (LTIP)

Nil-cost options exercisable after three years from date of grant with a contractual life of ten years. Payout is subject to performance conditions based on earnings per share (40% of grant (2016: 40%; 2015: 50%)), operating cash flow (20% of grant (2016: 20%; 2015: 0%)), total shareholder return (20% of grant (2016: 20%; 2015: 25%)) and net turnover (20% of grant (2016: 20%; 2015: 25%)).  Total shareholder return combines the share price and dividend performance of the Company by reference to one comparator group. Participants are not entitled to dividends prior to the exercise of the options. A cash equivalent dividend accrues through the vesting period and is paid on vesting. Both equity and cash-settled LTIPs were granted in March of 2017 (2016: May; 2015: March).

Following the acquisition of RAI on 25 July 2017, underlying RAI shares for LTIPs were replaced with B.A.T American Depositary Shares “ADS”. LTIP for ADSs are measured against the performance conditions of RAI at the maximum of 150% at the vesting date. Equity settled LTIPs were granted by RAI on 1 January 2017 with options exercisable after 3 years from the date of grant with the payment made no later than 90 days from date of vesting. Participants are not entitled to dividends prior to exercise of the options.

Deferred Share Bonus Scheme (DSBS)

Free ordinary shares released three years from date of grant and may be subject to forfeit if a participant leaves employment before the end of the three year holding period. Participants receive a separate payment equivalent to a proportion of the dividend payment during the holding period. Both equity and cash-settled deferred shares are granted in March each year.

The Group also has a number of other arrangements which are not material for the Group and these are as follows:

Sharesave Scheme (SAYE)

Options granted in March each year from 2011 onwards (previously November until 2009 and no options were granted during 2010) by invitation at a 20% discount to the market price. Options to this equity-settled scheme are exercisable at the end of a three year or five year savings contract. Participants are not entitled to dividends prior to the exercise of the options. The maximum amount that can be saved by a participant in this way is £6,000 in any tax year.

Share Reward Scheme (SRS) and International Share Reward Scheme (ISRS)

Free shares granted in April each year (maximum £3,600 in 2017 (2016: £3,600; 2015: £3,000)) under the equity-settled scheme are subject to a three year holding period. Participants receive dividends during the holding period which are reinvested to buy further shares.

Partnership Share Scheme

Open to all eligible employees, where employees can allocate part of their pre-tax salary to purchase shares in British American Tobacco p.l.c. The maximum amount that can be allocated in this way to any individual is £1,800 in any tax year. The shares purchased are held in a UK-based trust and are normally capable of transfer to participants tax free after a five year holding period.

Share-based payment expense

The amounts recognised in the income statement in respect of share-based payments were as follows:

	2017		2016		2015

	Equity- settled £m	Cash- settled £m	Equity- settled £m	Cash- settled £m	Equity- settled £m	Cash- settled £m

LTIP (note (a))	56	3	25	6	1	3

DSBS (note (b))	42	9	40	7	44	7

Other schemes	7	–	6	–	5	–

Total recognised in the income statement (note 3(a))	105	12	71	13	50	10

Share-based payment liability

The Group issues to certain employees cash-settled share-based payments that require the Group to pay the intrinsic value of these share-based payments to the employee at the date of exercise. The Group has recorded liabilities in respect of vested and unvested grants at the end of 2017 and 2016:

	2017		2016

	Vested £m	Unvested £m	Vested £m	Unvested £m

LTIP	0.3	9.1	1.1	8.9

DSBS	0.3	11.6	0.3	11.3

Total liability	0.6	20.7	1.4	20.2

25 Share-based payments continued

(a) Long-Term incentive Plan

Details of the movements for the equity and cash-settled LTIP scheme during the years ended 31 December 2017 and 31 December 2016, were as follows:

	2017		2016

	Equity-settled Number of options in thousands	Cash-settled Number of options in thousands	Equity-settled Number of options in thousands	Cash-settled Number of options in thousands

Outstanding at start of year	5,337	407	5,225	414

Granted during the period	1,690	152	1,772	139

Acquired from RAI	904	–	-	-

Exercised during the period	(746)	(65)	(262)	(77)

Forfeited during the period	(1,155)	(116)	(1,398)	(69)

Outstanding at end of year	6,030	378	5,337	407

Exercisable at end of year	653	7	148	23

6,030,000 outstanding shares for the year ended 31 December 2017 includes 891,677 shares which are related to RAI LTIP  from which 327,463 are exercisable at the end of the year.

The weighted average British American Tobacco p.l.c. share price at the date of exercise for share options exercised during the period was £51.95 (2016: £45.80; 2015: £35.39) for equity-settled and £52.08 (2016: £47.00; 2015: £35.52) for cash-settled options.

The weighted average British American Tobacco p.l.c. share price for ADS on New York Stock Exchange at the date of exercise for share options exercised during the period relating to equity-settled RAI LTIP was £46.32.

The outstanding shares for the year ended 31 December 2017 had a weighted average remaining contractual life of 8.1 years (2016: 8.2 years; 2015: 8.2 years) for the equity-settled scheme, 2.17 years for RAI equity-settled scheme, and 8.3 years (2016: 7.9 years; 2015: 7.9 years) for the cash-settled share-based payment arrangements.

(b) Deferred Share Bonus Scheme

Details of the movements for the equity and cash-settled DSBS scheme during the years ended 31 December 2017 and 31 December 2016, were as follows:

	2017		2016

	Equity-settled Number of options in thousands	Cash-settled Number of options in thousands	Equity-settled Number of options in thousands	Cash-settled Number of options in thousands

Outstanding at start of year	3,225	423	3,395	451

Granted during the period	1,079	136	1,316	148

Exercised during the period	(1,267)	(165)	(1,395)	(161)

Forfeited during the period	(75)	(12)	(91)	(15)

Outstanding at end of year	2,962	382	3,225	423

Exercisable at end of year	61	5	35	4

The weighted average British American Tobacco p.l.c. share price at the date of exercise for share options exercised during the financial year was £52.52 (2016: £42.26; 2015: £35.05) for equity-settled and £52.50 (2016: £41.97; 2015: £34.42) for cash-settled options.

The outstanding shares for the year ended 31 December 2017 had a weighted average remaining contractual life of 1.3 years (2016: 1.3 years; 2015: 1.2 years) for the equity-settled scheme and 1.2 years (2016: 1.2 years; 2015: 1.3 years) for the cash-settled scheme.

25 Share-based payments continued

Valuation assumptions

Assumptions used in the Black-Scholes models to determine the fair value of share options at grant date were as follows:

	2017		2016

	LTIP	DSBS	LTIP	DSBS

Expected volatility (%)	18	18	18	17

Average expected term to exercise (years)	3.5	3.0	3.5	3.0

Risk-free rate (%)	0.3	0.3	0.6	0.6

Expected dividend yield (%)	3.2	3.2	3.6	3.7

Share price at date of grant (£)	52.11	52.11	42.34	40.08

Fair value at grant date (£)	41.04	47.27	26.53	35.82

Market condition features were incorporated into the Monte-Carlo models for the total shareholder return elements of the LTIP, in determining fair value at grant date. Assumptions used in these models were as follows:

	2017	2016

	LTIP	LTIP

Average share price volatility FMCG comparator group (%)	19	19

Average correlation FMCG comparator group (%)	31	36

Fair values determined from the Black-Scholes and Monte-Carlo models use assumptions revised at the end of each reporting period for cash-settled share-based payment arrangements.

The expected British American Tobacco p.l.c. share price volatility was determined taking account of the return index (the share price index plus the dividend reinvested) over a five year period. The FMCG share price volatility and correlation was also determined over the same periods. The average expected term to exercise used in the models has been adjusted, based on management’s best estimate, for the effects of non-transferability, exercise restrictions and behavioural conditions, forfeiture and historical experience.

The risk-free rate has been determined from market yield curves for government gilts with outstanding terms equal to the average expected term to exercise for each relevant grant. The expected dividend yield was determined by calculating the yield from the last two declared dividends divided by the grant share price.

In addition to these valuation assumptions, LTIP awards contain earnings per share performance conditions.  As these are non-market performance conditions they are not included in the determination of fair value of share options at the grant date, however they are used to estimate the number of awards expected to vest. This pay-out calculation is based on expectations published in analysts' forecasts.

1	BAT Annual Report and Form 20-F 2017